Cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of revenues
Share-based compensation	$ 10,164	$ 9,009	$ 0
Cost of revenues
Cost of revenues
Revenue sharing fees and content costs	945,149	1,020,174	1,158,435
Payment handling costs	137,989	165,421	212,655
Bandwidth costs	79,718	77,496	96,536
Salary and welfare	84,427	87,629	116,679
Depreciation and amortization	36,753	70,666	87,339
Technical service fee	60,537	63,328	55,874
Share-based compensation	3,575	8,185	8,089
Other costs	106,694	66,489	45,543
Total	$ 1,454,842	$ 1,559,388	$ 1,781,150